Investments in Debt, Equity Securities and Other Investments (Summary of Carrying Amounts of Other Investments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Time deposits and certificates of deposits (due over 3 months)	¥ 213,967	¥ 186,953
Non-marketable equity securities	13,718	13,664
Long-term loans	53	4
Investments in affiliates and an unconsolidated subsidiary	6,005	4,139
Total	¥ 233,743	¥ 204,760